UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act File Number 811-22861

Pine Grove Alternative Fund
452 5th Avenue, 26th Floor
New York, NY 10018
908-273-6321

Adam Waldstein
Atlantic Fund Services
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end:
March 31

Date of reporting period:
July 1, 2015 - June 30, 2016

ITEM 1. PROXY VOTING RECORD

Pine Grove Alternative Fund Proxy Voting Record July 1, 2015-June 30, 2016 Issuer Name	Exchange Ticker Symbol	CUSIP #	Shareholder Meeting Date	Proposal/Description of the Matter Voted	Proposed by Issurer/Shareholder	Did Fund Cast Vote on Matter (Y/N)	How Vote was Cast (For/Against Proposal or Abstain)	Fund Vote For/ Against Management

JP Morgan Liquidity Funds US Dollar Treasury Liquidity Fund	N/A	N/A	29-Apr-16	1. Approve audit report	Fund	Y	For	For
JP Morgan Liquidity Funds US Dollar Treasury Liquidity Fund	N/A	N/A	29-Apr-16	2. Agree to discharge board for performance of its duties for the past fiscal year	Fund	Y	For	For
JP Morgan Liquidity Funds US Dollar Treasury Liquidity Fund	N/A	N/A	29-Apr-16	3. Approve directors fees	Fund	Y	For	For
JP Morgan Liquidity Funds US Dollar Treasury Liquidity Fund	N/A	N/A	29-Apr-16	4. Reappoint the existing 7 directors	Fund	Y	For	For
JP Morgan Liquidity Funds US Dollar Treasury Liquidity Fund	N/A	N/A	29-Apr-16	5. Re-appoint PwC as auditors	Fund	Y	For	For
JP Morgan Liquidity Funds US Dollar Treasury Liquidity Fund	N/A	N/A	29-Apr-16	6. Approve payment of distributions	Fund	Y	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pine Grove Alternative Fund

By:          /s/ Matthew Stadtmauer
Matthew Stadtmauer, President

Date:       August 29, 2016